As filed with the Securities and Exchange Commission on April 18, 2011
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 158	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 160	☒
(Check appropriate box or boxes)

BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski
BlackRock Funds
55 East 52nd Street
New York, New York 10055
United States of America
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Ira P. Shapiro, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 158 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 160 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until April 29, 2011, the effectiveness of the registration statement for BlackRock China Fund (the “Fund”), filed in Post-Effective Amendment No. 136 on October 5, 2010, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 158 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 136 to the Registrant’s Registration Statement.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 18th day of April, 2011.

BLACKROCK FUNDSSM

By:	/s/ John M. Perlowski
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 158 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	April 18, 2011

	/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	April 18, 2011

	Richard S. Davis* Richard S. Davis	Trustee

	Henry Gabbay* Henry Gabbay	Trustee

	David O. Beim* David O. Beim	Trustee

	Ronald W. Forbes* Ronald W. Forbes	Trustee

	Dr. Matina S. Horner* Dr. Matina S. Horner	Trustee

	Rodney D. Johnson* Rodney D. Johnson	Trustee

	Herbert I. London* Herbert I. London	Trustee

	Cynthia A. Montgomery* Cynthia A. Montgomery	Trustee

	Joseph P. Platt* Joseph P. Platt	Trustee

	Robert C. Robb, Jr.* Robert C. Robb, Jr.	Trustee

	Toby Rosenblatt* Toby Rosenblatt	Trustee

	Kenneth L. Urish* Kenneth L. Urish	Trustee

	Frederick W. Winter* Frederick W. Winter	Trustee

*By:	/s/ Ben Archibald Ben Archibald (Attorney-In-Fact)		April 18, 2011

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.